36 Related Party Transactions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Assets		R$ 38,312,550		R$ 35,930,100
Net operating revenues		16,244,274		14,934,780		R$ 14,024,573
Operating costs and expenses		(11,760,176)		(11,501,688)		(10,665,890)
Controlling Shareholder [Member] | State of Parana [Member] | Dividends Payable [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		190,664		112,196
Net operating revenues
Operating costs and expenses
Controlling Shareholder [Member] | State of Parana [Member] | CRC Transfer [Member]
Disclosure of transactions between related parties [line items]
Assets		1,350,685		1,445,042
Liabilities
Net operating revenues		184,229		188,797		90,712
Operating costs and expenses
Controlling Shareholder [Member] | State of Parana [Member] | Luz Fraterna Program [Member]
Disclosure of transactions between related parties [line items]
Assets	[1]	7,478		10,353
Liabilities	[1]
Net operating revenues	[1]
Operating costs and expenses	[1]
Controlling Shareholder [Member] | State of Parana [Member] | 2014 World Cup Construction Work [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues
Operating costs and expenses
Controlling Shareholder [Member] | State of Parana [Member] | Morar Bem Parana Program [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues						1,165
Operating costs and expenses
Controlling Shareholder [Member] | State of Parana [Member] | Remuneration And Employ Social Security Charges Assigned [Member]
Disclosure of transactions between related parties [line items]
Assets	[2]	33		1,248
Liabilities	[2]
Net operating revenues	[2]
Operating costs and expenses	[2]
Controlling Shareholder [Member] | State of Parana [Member] | Telecommunication Services [Member]
Disclosure of transactions between related parties [line items]
Assets	[3]	16,312		15,788
Liabilities	[3]
Net operating revenues	[3]	43,079		41,375		40,396
Operating costs and expenses	[3]
Controlling Shareholder [Member] | State of Parana [Member] | Meteorological System of Parana - Simepar [Member]
Disclosure of transactions between related parties [line items]
Assets	[4]
Liabilities	[4]	185		181
Net operating revenues	[4]
Operating costs and expenses	[4]	(2,171)		(1,559)		(1,752)
Controlling Shareholder [Member] | State of Parana [Member] | Tarifa Rural Noturna Program [Member]
Disclosure of transactions between related parties [line items]
Assets	[1]	7,639
Liabilities	[1]
Net operating revenues	[1]
Operating costs and expenses	[1]
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Dividends Payable [Member]
Disclosure of transactions between related parties [line items]
Assets	[5]
Liabilities	[5]	130,204		80,144
Net operating revenues	[5]
Operating costs and expenses	[5]
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Financing [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		2,231,409		2,208,920
Net operating revenues
Operating costs and expenses		(175,461)		(131,379)		(140,537)
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Debentures Compagas [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		11,783		17,651
Net operating revenues
Operating costs and expenses		(1,194)		(2,625)		(5,242)
Entities With Significant Influence [Member] | BNDES And BNDESPAR [Member] | Debentures Wind Farms [Member]
Disclosure of transactions between related parties [line items]
Assets	[6]
Liabilities	[6]	253,877		268,286
Net operating revenues	[6]
Operating costs and expenses	[6]	(28,240)		(30,316)		(30,540)
State Of Parana Investee [Member] | Sanepar [Member]
Disclosure of transactions between related parties [line items]
Assets		294			[3],[7]
Liabilities		311		273	[3],[7]
Net operating revenues		4,710		4,200	[3],[7]	3,699	[3],[7]
Operating costs and expenses		(5,852)		(5,227)	[3],[7]	(1,783)	[3],[7]
State Of Parana Investee [Member] | Sanepar [Member] | Use Of Water Withdrawal From Plants Reserviors [Member]
Disclosure of transactions between related parties [line items]
Assets				144
Liabilities
Net operating revenues		480
Operating costs and expenses
Joint Ventures [Member] | Voltalia Sao Miguel Do Gostoso - Mutual [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues				294		3,513
Operating costs and expenses
Joint Ventures [Member] | Voltalia Sao Miguel Do Gostoso - Mutual [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		1,032		1,032
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Caiua Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Assets	[3],[8],[9],[10]	256		329
Liabilities	[3],[8],[9],[10]	1,512		285
Net operating revenues	[3],[8],[9],[10]	2,792		4,250		3,792
Operating costs and expenses	[3],[8],[9],[10]	(14,233)		(14,869)		(13,700)
Joint Ventures [Member] | Caiua Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		4,443		3,316
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Integracao Maranhense Transmissora [Member]
Disclosure of transactions between related parties [line items]
Assets	[9]		[8]		[11]
Liabilities	[9]	161	[8]	58	[11]
Net operating revenues	[9]		[8]		[11]		[8]
Operating costs and expenses	[9]	(1,938)	[8]	(1,797)	[11]	(1,468)	[8]
Joint Ventures [Member] | Integracao Maranhense Transmissora [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		4,306		6,033
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Matrincha Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Assets	[9]		[8]		[11]
Liabilities	[9]	829	[8]	316	[11]
Net operating revenues	[9]		[8]		[11]		[8]
Operating costs and expenses	[9]	(10,137)	[8]	(9,514)	[11]	(6,636)	[8]
Joint Ventures [Member] | Matrincha Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		31,793		21,470
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Guaraciaba Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Assets	[9]		[8]		[11]
Liabilities	[9]	383	[8]	136	[11]
Net operating revenues	[9]		[8]		[11]		[8]
Operating costs and expenses	[9]	(4,853)	[8]	(4,475)	[11]	(3,202)	[8]
Joint Ventures [Member] | Guaraciaba Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		14,846		15,869
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Paranaiba Transmissora De Energia [Member]
Disclosure of transactions between related parties [line items]
Assets	[9]		[8]		[11]
Liabilities	[9]	638	[8]	212	[11]
Net operating revenues	[9]		[8]		[11]		[8]
Operating costs and expenses	[9]	(6,514)	[8]	(6,595)	[11]	(3,642)	[8]
Joint Ventures [Member] | Paranaiba Transmissora De Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		5,962		8,544
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Cantareira Transmissora de Energia [Member]
Disclosure of transactions between related parties [line items]
Assets			[8]		[11]
Liabilities		467	[8]	170	[11]
Net operating revenues			[8]		[11]		[8]
Operating costs and expenses		(5,403)	[8]	(1,618)	[11]		[8]
Joint Ventures [Member] | Cantareira Transmissora de Energia [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets		7,286		1,461
Liabilities
Net operating revenues
Operating costs and expenses
Joint Ventures [Member] | Mata De Santa Genebra Transmissao [Member]
Disclosure of transactions between related parties [line items]
Assets	[12]	2,035	[8]	5,126	[11]
Liabilities	[12]	10	[8]		[11]
Net operating revenues	[12]	16,449	[8]	6,600	[11]	1,950	[8]
Operating costs and expenses	[12]	(340)	[8]		[11]		[8]
Joint Ventures [Member] | Mata De Santa Genebra Transmissao [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues
Operating costs and expenses
Associates [Member] | Dona Francisca Energetica S.A [Member]
Disclosure of transactions between related parties [line items]
Assets	[13]	40
Liabilities	[13]	1,436		1,436
Net operating revenues	[13]	145
Operating costs and expenses	[13]	(16,905)		(16,903)		(17,031)
Associates [Member] | Foz do Chopim Energetica Ltda. [Member]
Disclosure of transactions between related parties [line items]
Assets	[3],[14]	209		193
Liabilities	[3],[14]
Net operating revenues	[3],[14]	2,538		2,668		2,063
Operating costs and expenses	[3],[14]
Associates [Member] | Foz do Chopim Energetica Ltda. [Member] | Dividends [Member]
Disclosure of transactions between related parties [line items]
Assets				18,071
Liabilities
Net operating revenues
Operating costs and expenses
Associates [Member] | Foz do Chopim Energetica Ltda. [Member] | Acquisition of power plant projects
Disclosure of transactions between related parties [line items]
Assets
Liabilities				19,461
Net operating revenues
Operating costs and expenses
Associates [Member] | Sercomtel S.A. Telecomunicacoes [Member]
Disclosure of transactions between related parties [line items]
Assets	[3],[15]	4,436		2,226
Liabilities	[3],[15]
Net operating revenues	[3],[15]	8,354		8,051		8,153
Operating costs and expenses	[3],[15]	(21)		(4)		(4)
Key Management Staff [Member] | Fees And Social Security Charges [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues
Operating costs and expenses		(25,860)		(27,368)		(28,876)
Key Management Staff [Member] | Pension And Healthcare Plans [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities
Net operating revenues
Operating costs and expenses		(1,560)		(1,725)		(1,690)
Other Related Parties [Member] | Fundacao Copel [Member]
Disclosure of transactions between related parties [line items]
Assets	[3]	9		20
Liabilities	[3]
Net operating revenues	[3]	285		299		316
Operating costs and expenses	[3]
Other Related Parties [Member] | Fundacao Copel [Member] | Pension And Healthcare Plans [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		1,194,936		968,763
Net operating revenues
Operating costs and expenses
Other Related Parties [Member] | Fundacao Copel [Member] | Administrative Property Rental [Member]
Disclosure of transactions between related parties [line items]
Assets
Liabilities		14,662		312
Net operating revenues
Operating costs and expenses		(2,520)		(15,396)		(16,347)
Other Related Parties [Member] | Lactec
Disclosure of transactions between related parties [line items]
Assets	[3],[16]	4
Liabilities	[3],[16]	1,507		1,601
Net operating revenues	[3],[16]	746
Operating costs and expenses	[3],[16]	R$ (2,787)		R$ (4,026)		R$ (15,912)

[1]	The Luz Fraterna Program created under Law 491/2013 and 17,639/2013 establishes the payment of electricity consumption to benefit low-income families, residing in the State of Parana, whose properties - consumer units - are used exclusively for residential purposes, whether in urban or rural areas, and fulfill the requirements established in articles 3 and 4 of this law. In March 2018, the amount of R$ 159,274 was settled. The principal interest, fine and monetary restatement, at December 31, 2019, totaled R$ 158,849. For these charges on electricity bills for the period of September 2010 to June 2015, a lawsuit was filed against the State of Parana on November 5, 2018, relating to the payment of invoices pursuant to State Law 14,087/2003. We highlight that despite the negotiations maintained by Management, seeking to settle this debt, uncertainties still exist regarding the realization of this asset and therefore, in view of this condition, this asset was not recognized, therefore, in accordance with the current accounting standards. For the tax treatment, as determined by the Federal Revenue of Brazil in the Normative Instruction 1,753/2017, the Company has taxed this revenue. Management further emphasizes that it is making all necessary efforts and taking all necessary measures to preserve the Company's interests. The Tarifa Rural Noturna Program of the Parana State Government, regulated by Decree No. 1,288 of April 30, 2019, provides for the granting of special monthly discount on the electricity tariff and the charges resulting from this service, including on the additional tariff flags, regarding night consumption by consumers addressed by this decree. This program provides for the payment by the Parana State Government to Copel Distribuicao of the amount corresponding to 60% of the electricity consumption by the benefitted consumers, considered to be night-period consumption, as specified in Decree 1,288 of April 30, 2019.
[2]	Reimbursement of wages and social charges for employees transferred to the Parana State Government. Balances presented are net of expected credit loss.
[3]	Revenue of Copel TEL from telecommunications services and lease of equipment and infrastructure.
[4]	The Meteorological System of Parana - Simepar is a supplementary unit of the Independent Social Service Parana Technology, linked to the State Department of Science, Technology and Higher Education. Simepar had contracts with Copel for services of weather forecast, meteorological reports, ampacity analysis, mapping and analyses of winds and atmospheric discharges.
[5]	BNDES is the parent company of BNDES Participacoes S.A. - BNDESPAR, which owns Copel shares (Note 30.1). On December 22, 2018, it was ended the shareholder agreement between the State of Parana and BNDESPAR, signed on December 22, 1998.
[6]	BNDES and BNDESPAR acquired all the debentures issued by the subsidiaries Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III, Nova Eurus IV and Ventos de Santo Uriel.
[7]	Basic sanitation provided by Sanepar.
[8]	Charges for use of the transmission system due by Copel GeT, UEG Araucaria and wind farms.
[9]	Copel DIS maintains a Contract for the Use of Transmission System (Cust) with ONS and power transmission concession operators whose subject matter is the contracting of Transmission System Use Amount (Must). Contracting is permanent and is regulated by ANEEL Normative Resolution No. 666/2015. Amounts are defined for four subsequent years, with annual reviews.
[10]	Operation and maintenance services agreement provided by Copel GeT, maturing on May 9, 2021. Transmission System Connection Agreement - CCT executed by Copel DIS, expiring by the end of the concession agreement of the distribution or transmission company, whichever takes place first.
[11]	Charges for the use of the Transmission System and revenue from operating and maintenance contracts, engineering services and sharing of facilities with Copel GeT.
[12]	Agreements entered by Copel GeT: for operation and maintenance services, maturing on February 1, 2023, rendering of owner's engineering services, advisory and consulting services, maturing on May 2020, and facility sharing, maturing on January 1, 2043.
[13]	Connection to the transmission system contracts entered by Copel GeT, Costa Oeste and Marumbi, maturing on August 17, 2031 until July 21, 2048. Power purchase and sale agreement made by Copel GeT, maturing on March 31, 2025.
[14]	Contracts entered into by Copel GeT: for operation and maintenance, maturing on May 23, 2020, and connection to the transmission system, maturing on January 1, 2043.
[15]	Light pole sharing agreement, signed between Sercomtel S.A. Telecomunicacoes and Copel DIS.
[16]	The Institute of Technology for Development (Lactec) is a Public Interest Civil Society Organization (OSCIP), in which Copel is an associate. Lactec has service and R&D contracts with Copel GeT, UEGA and Copel DIS, which are subject to prior or later control and approval by ANEEL. Copel COM provides services and sells energy to the institute.